Income Taxes - Components of Income before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ 613,910	$ 712,951	$ 737,339
Foreign	245,373	281,687	193,308
Income before income taxes	$ 859,283	$ 994,638	$ 930,647